Note 17 - Income Taxes (Tables)	12 Months Ended
Jan. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Year Ended	January 31, 2016	January 31, 2015	January 31, 2014

Canada	13,933	14,489	6,922
United States	4,773	6,300	7,841
Other countries	9,064	1,032	(1,030)
	27,770	21,821	13,733

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Year Ended	January 31, 2016	January 31, 2015	January 31, 2014
Current income tax expense
Canada	94	568	61
United States	70	1,060	605
Other countries	1,279	1,156	1,102
	1,443	2,784	1,768
Deferred income tax expense (recovery)
Canada	3,493	3,741	3,827
United States	800	2,144	2,804
Other countries	1,472	(1,907)	(4,278)
	5,765	3,978	2,353
	7,208	6,762	4,121

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	January 31, 2016	January 31, 2015
Assets
Accruals not currently deductible	8,653	4,238
Accumulated net operating losses	19,859	22,617
Corporate minimum taxes	1,589	1,710
Difference between tax and accounting basis of property and equipment	700	7,031
Research and development and other tax credits and expenses	2,885	2,792
Other timing differences	924	1,508
Total deferred income tax assets	34,610	39,896
Liabilities
Difference between tax and accounting basis of intangible assets	(9,584)	(9,232)
Uncertain tax positions incurred in loss years	(356)	(530)
Total deferred income tax liabilities	(9,940)	(9,762)
Net deferred income taxes	24,670	30,134
Valuation allowance	(13,963)	(14,681)
Net deferred income taxes, net of valuation allowance	10,707	15,453

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	January 31, 2016	January 31, 2015	January 31, 2014
Net income before taxes	27,770	21,821	13,733

Combined basic Canadian statutory rates	26.5%	26.5%	26.5%

Income tax expense based on the above rates	7,359	5,783	3,639
Increase (decrease) in income taxes resulting from:
Permanent differences including amortization of intangibles	(2,593)	800	1,078
Effect of differences between Canadian and foreign tax rates	169	1,007	663
Effect of rate changes on current year timing differences	1,150	-	321
Adjustments relating to previous periods	36	9	355
(Decrease) increase in tax reserves	(172)	(41)	239
Valuation allowance	(41)	(1,195)	(2,707)
Stock compensation	345	86	481
Deferred tax charges	270	-	-
Other, including foreign exchange	685	313	52
Income tax expense	7,208	6,762	4,121

Summary of Operating Loss Carryforwards [Table Text Block]
Expiry year	Canada	United States	EMEA	Asia Pacific	Total
2017	-	-	-	122	122
2018	-	-	316	-	316
2019	-	2,649	388	57	3,094
2020	-	-	194	48	242
2021	-	805	-	20	825
Thereafter	115	9,653	64,744	6,808	81,320
	115	13,107	65,642	7,055	85,919

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	January 31, 2016	January 31, 2015	January 31, 2014
Liability, beginning of year	5,721	6,211	5,639
Gross increases – current period	1,967	825	981
Lapsing due to statutes of limitations	(1,920)	(1,315)	(409)
Liability, end of year	5,768	5,721	6,211